Litigation - Banking activities (Details) - Orange Bank [member] € in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€) lawsuit
Disclosure of contingent liabilities [line items]
Number of claims or lawsuits filed | lawsuit		2
Damages sought | €	€ 310	€ 350